INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets [Abstract]
Allowance for credit losses	$ 43,905	$ 35,984
Fair value adjustments on business combinations	2,000	0
Deferred compensation	541	430
Postretirement benefits other than pension liability	492	502
Accrued stock-based compensation	2,118	2,701
Interest on nonaccrual loans	1,992	398
Accrued expenses	8,626	7,978
Deferred Tax Asset, Debt Securities, Available-for-Sale, Unrealized Loss	46,279	72,818
State net operating loss	4,636	1,462
Deferred tax asset, Leasing liability	13,987	14,185
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Reserves	4,749	3,902
Deferred Tax asset Section, 174 capitalized interest	703	1,373
Federal tax credit carryforwards	1,949	0
Other	4,585	283
Total deferred tax assets	136,562	142,016
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(9,365)	(5,652)
FHLB and FRB stock	(4,380)	(3,910)
Mortgage-servicing rights	(5,169)	(4,262)
Leasing activities	(84,261)	(42,654)
Retirement obligations	10,464	10,608
Intangible assets	(25,592)	(23,138)
Deferred loan fees and costs	(4,398)	(3,406)
Prepaid expenses	(380)	(408)
Limited partnership investments	3,939	9,394
Fair value adjustments on business combinations	0	(5,716)
Deferred Tax Liability, Unrealized gain/loss equity securities	(284)	(207)
Deferred tax liability, right of use asset	(11,697)	(11,839)
Other	(7,698)	(4,811)
Deferred Tax Liabilities, Gross	(167,627)	(126,005)
Deferred Tax Assets, Net, Total	$ (31,065)	$ (16,011)